SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
SHARE CAPITAL

NOTE 17 - SHARE CAPITAL:

a.  Composition:

Company share capital is composed of shares of NIS 0.01 par value, as follows:

	Number of shares
	December 31,
	2022	2021
	In thousands
Authorized ordinary shares	1,594,000	794,000
Authorized preferred shares (reserved)	6,000	6,000
Issued and paid ordinary shares	931,962	524,016

On May 13, 2022, the annual general meeting of shareholders approved the increase of the authorized share capital of the Company to 1,594,000,000 Ordinary Shares, NIS 0.01 par value per share. See also note 27(b) regarding ratio change of the Company's ADSs

During 2022, the Company sold 1,223,292 ADSs under the “at-the-market” equity offering program (“ATM program”) at an average price of $1.67 per ADS, for aggregate net proceeds of approximately $2 million, net of an immaterial amount of issuance expenses. The sales were under the Company's sales agreement with Cantor Fitzgerald & Co. upon the terms and subject to the conditions and limitations in the sales agreement, the Company may elect from time to time, to offer and sell its ADSs having aggregate gross sales proceeds of up to $100 million through the ATM program. During 2021, the Company sold 87,624 ADSs under an ATM program at an average price of $9.03 per ADS. Net and gross proceeds to the Company were approximately $0.8 million.

b.	In May 2022, the Company entered into a definitive agreement with a single investor, which entailed the issuance of 10,563,380 ADSs (or ADS equivalent which consist of pre-funded warrants with an exercise price of $0.001 per pre-funded warrant) and grant of unregistered private warrants to purchase up to 13,204,225 ADSs, for a total net consideration of $14.4 million.

The warrants have an exercise price of $1.48 per ADS, are exercisable six months after the issuance     date, and have a term of five and one-half years. The warrants may be exercised either for cash or on a cashless basis. See note 27(c) with regards to repricing of these warrants.

The warrants were classified as a financial liability due to a net settlement provision. These derivatives were recognized and subsequently measured at fair value through profit or loss. The consideration, net of issue expenses, was allocated to the various issued instruments. Out of the gross consideration, $8.1 million was allocated to the warrants. The remainder of approximately $6.9 million was allocated to equity. Issuance expenses of approximately $0.6 million were allocated as following: $0.3 million allocated to the liability instruments and were recorded directly to the statement of comprehensive loss and $0.3 million allocated to the equity component and were recorded against additional paid in capital.

The fair value of the warrants was computed using the Black and Scholes option pricing model. The fair value of the warrants as of December 31, 2022, was based on the price of an ADS on December 31, 2022, and based on the following parameters: risk-free interest rate of 4.00% and an average standard deviation of 81.75%.

c.	In December 2022, the Company completed an underwritten public offering with gross proceeds to the Company of approximately $8 million. The offering consisted of 32,000,000 ADSs (or ADS equivalent which consist of pre-funded warrants with an exercise price of $0.001 per pre-funded warrant) as well as granted warrants to purchase up to 32,000,000 ADSs. Issuance expenses of approximately $0.6 million were recorded directly to the statement of comprehensive loss.

The warrants have an exercise price of $0.25 per ADS, are exercisable immediately after the issuance date and have a term of 5 years. The warrants may be exercised either for cash or on a cashless basis.

The warrants were classified as a financial liability due to a net settlement provision. These derivatives were recognized and subsequently measured at fair value through profit or loss. Upon initial recognition the fair value of the warrants was adjusted to reflect the unrecognized day 1 loss. After initial recognition, the unrecognized day 1 loss of the warrants is amortized over its contractual life.

The fair value of the warrants as of December 31, 2022, was based on the price of an ADS on December 31, 2022, and based on the following parameters: risk-free interest rate of 3.99% and an average standard deviation of 81.71%.

d.	During 2022, the Company issued 486,504 ADSs resulting from vested RSUs that had been issued to employees and consultants of the Company.
e.	In October 2021, the Company has entered into an agreement with Kukbo Co. Ltd. (“Kukbo”), a South Korean corporation, for the sale of the Company’s ADSs in a private placement of up to $10 million. Kukbo’s investment in the Company is to be made in two tranches, with the first tranche of $5 million paid in October 2021 and the second tranche of $5 million to follow within six months, subject to satisfaction of certain conditions. As part of the first tranche, The Company has issued 827,586 ADSs at a purchase price of $6.04, which represented a 20% premium over the 30-day weighted average price of the ADSs on the Nasdaq. The $5 million consideration for the first tranche was attributed in full to equity, Likewise, the number of ADSs to be issued in the second tranche will be calculated based on a price per ADS representing a 20% premium over the 30-day weighted average at the closing. The $5 million of the second trench has not yet been received as of the approval date of this financial statements, See also note 15(8) above.

f.     During 2021, the Company issued 565,998 ADSs for $4 million, resulting from exercises of options that had been issued to employees of the Company.